EA Series Trust
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

November 2, 2026

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust (the “Trust”) File Nos. 333-195493; 811-22961 Research Affiliates Deletions ETF (S000086056) RACWI US ETF (S000093059) (each, a “Fund,” and together, the “Funds”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced series, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 31, 2026, and filed electronically as Post-Effective Amendment No. 665 to the Trust’s Registration Statement on October 27, 2026.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (617) 290-8738.

Sincerely,

/s/ Michael Barolsky
Michael Barolsky
Vice President & Secretary